Annual Total Returns	Sep. 30, 2020
Prospectus #1 | Calvert Emerging Markets Advancement Funds
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Emerging Markets Advancement Funds | Class A
Bar Chart Table:
2020	15.12%
Prospectus #1 | Calvert Emerging Markets Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Emerging Markets Equity Fund | Class A
Bar Chart Table:
2013	10.95%
2014	(1.37%)
2015	(7.78%)
2016	6.55%
2017	44.19%
2018	(15.56%)
2019	22.41%
2020	24.56%
Prospectus #1 | Calvert International Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert International Equity Fund | Class A
Bar Chart Table:
2011	(13.91%)
2012	17.61%
2013	22.39%
2014	(7.28%)
2015	(0.26%)
2016	(3.85%)
2017	21.25%
2018	(11.48%)
2019	30.69%
2020	17.65%
Prospectus #1 | Calvert International Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert International Opportunities Fund | Class A
Bar Chart Table:
2011	(17.87%)
2012	24.98%
2013	27.62%
2014	(4.68%)
2015	1.79%
2016	0.66%
2017	37.91%
2018	(14.80%)
2019	25.79%
2020	13.73%
Prospectus #2 | Calvert Mid-Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Calvert Mid-Cap Fund | Class A
Bar Chart Table:
2011	2.19%
2012	15.83%
2013	28.86%
2014	7.39%
2015	(3.69%)
2016	6.39%
2017	11.71%
2018	(4.36%)
2019	30.57%
2020	11.66%